Subsequent Events (Details Narrative) (10-K) - USD ($)	1 Months Ended		6 Months Ended
	Feb. 28, 2019	Jan. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	May 01, 2019	Dec. 31, 2018	Feb. 28, 2017
Equity method investment ownership percentage			100.00%			100.00%
Warrants issued							25,000
Warrant exercise price							$ 0.01
Value of common stock shares converted			$ 211,983
SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage					6.00%
Alliance Pharma Solution, LLC [Member]
Equity method investment ownership percentage		49.00%
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage		30.00%
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member] | May 1, 2019 [Member]
Equity method investment ownership percentage						6.00%
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member] | August 1, 2019 [Member]
Equity method investment ownership percentage						6.00%
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member] | November 1, 2019 [Member]
Equity method investment ownership percentage						7.00%
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member] | January 31, 2020 [Member]
Equity method investment ownership percentage						51.00%
PanOptic Health, LLC [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage		70.00%
Subsequent Event [Member]
Equity method investment ownership percentage		30.00%
Business combination consideration transferred		$ 250,000
Promissory note issued amount	$ 150,000
Principal and accrued interest	$ 211,983
Conversion of convertible debt, converted number of shares	423,966
Warrants issued	16,666
Warrant exercise price	$ 0.01
Number of common stock shares converted	16,666
Value of common stock shares converted	$ 166
Subsequent Event [Member] | Maximum [Member]
Conversion price of promissory note	$ 0.85
Subsequent Event [Member] | Minimum [Member]
Conversion price of promissory note	$ 0.50
Subsequent Event [Member] | Alliance Pharma Solution, LLC [Member]
Shares transferred		250,000
Equity method investment ownership percentage		49.00%
Subsequent Event [Member] | Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage		30.00%
Subsequent Event [Member] | PanOptic Health, LLC [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage		70.00%